ING FUNDS TRUST

ING Intermediate Bond Fund

(“Fund”)

Supplement dated August 2, 2010

to the Fund’s Class A, Class B, Class C, Class I,

Class O, Class R, and Class W shares’ Prospectus, dated July 30, 2010 (“Prospectus”)

Effective August 2, 2010, Michael Mata and Matthew Toms replaced Christopher Diaz, Peter Guan, and Mike Hyman as co-portfolio managers of the Fund. The Fund’s Prospectus is revised as follows:

1.	The sub-section entitled “Portfolio Managers” of the summary section of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

Christine Hurtsellers Portfolio Manager (since 01/09)	Matthew Toms, CFA Portfolio Manager (since 08/10)

Michael Mata Portfolio Manager (since 08/10)

2.	The second, third and fifth paragraphs of the section entitled “Management of the Funds – ING Intermediate Bond Fund” of the statutory section of the Fund’s Prospectus are hereby deleted in their entirety and replaced with the following:

Michael Mata, Portfolio Manager, has been with ING IM since 2004, and is Head of Quantitative Research and Portfolio Analytics for the ING IM fixed-income group, responsible for the design and development of quantitative models and their application in the portfolio construction process. Mr. Mata joined ING IM from Putnam Investments, where he was the senior risk manager for fixed-income portfolios. Mr. Mata’s previous experience includes risk management for fixed-income derivative and bond arbitrage trading at Lehman Brothers.

Matthew Toms, CFA, Portfolio Manager, joined ING IM in September, 2009 as Senior Vice President and Head of Credit. In this role, Mr. Toms directly oversees the investment teams responsible for the corporate bond and high yield strategies for ING’s General Account as well as third party clients, and ensures the coordination of credit strategies with the global emerging market team. Prior to joining ING IM, Mr. Toms was employed by Calamos Investments from March, 2007 to September, 2009, where he established and grew their Fixed Income business. From May, 2000 to March, 2007, Mr. Toms was employed by Northern Trust and Lincoln National in various different roles.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING FUNDS TRUST

ING Intermediate Bond Fund

(“Fund”)

Supplement dated August 2, 2010

to the Fund’s Class A, Class B, Class C, Class I,

Class IS, Class O, Class R, and Class W shares’

Statement of Additional Information (“SAI”) dated July 30, 2010

Effective August 2, 2010, Michael Mata and Matthew Toms replaced Christopher Diaz, Peter Guan, and Mike Hyman as co-portfolio managers of the Fund. The Fund’s SAI is revised as follows:

1.	All references to Christopher Diaz, Peter Guan, and Mike Hyman in relation to the Fund are hereby deleted and replaced with Michael Mata and Matthew Toms.

2.	The sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” of the section of the SAI entitled “Portfolio Managers – Classic Money Market Fund, GNMA Income Fund, High Yield Bond Fund, and Intermediate Bond Fund” found on page 86 of the SAI are hereby amended to include the following:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts*	Total Assets (in billions)	Number of Accounts*	Total Assets (in billions)	Number of Accounts*	Total Assets (in billions)
Michael Mata[1]	3	$3,691,981,071	17	$2,538,042,282	43	$11,008,330,770

*	None of these accounts have an advisory fee based on performance.
1	As of June 30, 2010.

Ownership of Securities

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Michael Mata[1]	Intermediate Bond Fund	$1 – $10,000

1	As of June 30, 2010.

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